Liability For Policy And Contract Claims (Changes In The Liability For Policy And Contract Claims) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Liability For Policy And Contract Claims [Abstract]
Beginning Balance	$ 6,933	[1],[2]	$ 6,567	[1],[3]	$ 5,322	[3]
Less reinsurance recoverables	(1,654)	[1],[2]	(1,769)	[1],[3]	(1,454)	[3]
Net balance as of January 1	5,279	[1],[2]	4,798	[1],[3]	3,868	[3]
Current year	3,562	[2]	3,436	[1]	3,768	[3]
Prior years	651	[2]	799	[1]	421	[3]
Total incurred	4,213	[2]	4,235	[1]	4,189	[3]
Current year	(1,238)	[2]	(1,217)	[1]	(1,441)	[3]
Prior years	(2,379)	[2]	(2,669)	[1]	(2,013)	[3]
Total paid	(3,617)	[2]	(3,886)	[1]	(3,454)	[3]
Interest on liability for policy and contract claims	136	[2]	121	[1]	121	[3]
Foreign currency translation	(17)	[2]	11	[1]	95	[3]
Other	(28)	[2],[4]			(21)	[3],[4]
Net balance as of December 31	5,966	[2]	5,279	[1],[2]	4,798	[1],[3]
Add reinsurance recoverables	1,654	[2]	1,654	[1],[2]	1,769	[1],[3]
Balance as of December 31	$ 7,620	[2]	$ 6,933	[1],[2]	$ 6,567	[1],[3]

[1]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million to date, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million to date, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by loss mitigation activities of $382 million, including $232 million related to rescissions, net of reinstatements, and $150 million related to workouts, loan modifications and pre-sales. Prior year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2009 were reduced by current year loss mitigation activities of $465 million, including $351 million related to rescissions, net of reinstatements, and $114 million related to workouts, loan modifications and pre-sales. Reinstatements were not material in 2009.
[4]	The amounts relate to the sale of our Medicare supplement insurance business in 2011 and one of our Mexican subsidiaries in 2009. See note 8 for additional information.